RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gain on forgiveness of deferred underwriting fee payable	$ 371,910		$ 371,910	$ 371,910	$ 371,910
Total other income (expenses)	1,107,956		9,299,377	11,272,274	11,346,459	$ 10,705,798
Income (loss) before benefit from (provision for) income taxes	806,223		8,674,392	9,550,563	8,395,995	9,207,884
Net Income	783,357		8,651,526	9,523,834	8,346,820	9,207,884
Accretion of Class A common stock to redemption					9,031,545
Gain on forgiveness of deferred underwriting fee payable	(371,910)		(371,910)	(371,910)	(371,910)
Non-Cash Investing and Financing Activities
Extinguishment of deferred underwriting fee payable allocated to public shares			(9,288,090)	(9,288,090)	(9,288,090)
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income	783,357				8,346,820
Balance at the beginning	(13,225,580)	$ (21,094,439)	(21,094,439)	$ (21,094,439)	(21,094,439)
Accretion of Class A common stock to redemption	9,045,095				9,031,545
Balance at the end	$ (3,397,128)	(13,225,580)	$ (3,397,128)		$ (3,716,074)	(21,094,439)
Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted weighted average shares outstanding (in shares)	14,481,736		21,004,630	16,466,455	12,546,423
Basic and diluted earnings per share (in dollars per share)	$ 0.04		$ 0.31	$ 0.41	$ 0.43
Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted weighted average shares outstanding (in shares)	6,900,000		6,900,000	6,900,000	6,900,000
Basic and diluted earnings per share (in dollars per share)	$ 0.04		$ 0.31	$ 0.41	$ 0.43
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gain on forgiveness of deferred underwriting fee payable	$ 9,660,000		$ 9,660,000	$ 9,660,000	$ 9,660,000
Total other income (expenses)	10,396,046		18,587,467	20,560,364	20,634,549
Income (loss) before benefit from (provision for) income taxes	10,094,313		17,962,482	18,838,653	17,684,085
Net Income	10,071,447		17,939,616	18,811,924	17,634,910
Gain on forgiveness of deferred underwriting fee payable	(9,660,000)		(9,660,000)	(9,660,000)	(9,660,000)
Non-Cash Investing and Financing Activities
Extinguishment of deferred underwriting fee payable allocated to public shares
Previously Reported [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income	10,071,447				17,634,910
Balance at the beginning	(13,226,270)	(21,094,439)	(21,094,439)	$ (21,094,439)	(21,094,439)
Accretion of Class A common stock to redemption	(242,995)				(256,545)
Balance at the end	$ (3,397,818)	(13,226,270)	$ (3,397,818)		$ (3,716,074)	(21,094,439)
Previously Reported [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted weighted average shares outstanding (in shares)	14,481,736		21,004,630	16,466,455	12,546,423
Basic and diluted earnings per share (in dollars per share)	$ 0.47		$ 0.64	$ 0.81	$ 0.91
Previously Reported [Member] | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted weighted average shares outstanding (in shares)	6,900,000		6,900,000	6,900,000	6,900,000
Basic and diluted earnings per share (in dollars per share)	$ 0.47		$ 0.64	$ 0.81	$ 0.91
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gain on forgiveness of deferred underwriting fee payable	$ (9,288,090)		$ (9,288,090)	$ (9,288,090)	$ (9,288,090)
Total other income (expenses)	(9,288,090)		(9,288,090)	(9,288,090)	(9,288,090)
Income (loss) before benefit from (provision for) income taxes	(9,288,090)		(9,288,090)	(9,288,090)	(9,288,090)
Net Income	(9,288,090)		(9,288,090)	(9,288,090)	(9,288,090)
Gain on forgiveness of deferred underwriting fee payable	9,288,090		9,288,090	9,288,090	9,288,090
Non-Cash Investing and Financing Activities
Extinguishment of deferred underwriting fee payable allocated to public shares			(9,288,090)	(9,288,090)	(9,288,090)
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income	(9,288,090)				(9,288,090)
Balance at the beginning
Accretion of Class A common stock to redemption	9,288,090				9,288,090
Balance at the end
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted weighted average shares outstanding (in shares)
Basic and diluted earnings per share (in dollars per share)	$ (0.43)		$ (0.33)	$ (0.40)	$ (0.48)
Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted weighted average shares outstanding (in shares)
Basic and diluted earnings per share (in dollars per share)	$ (0.43)		$ (0.33)	$ (0.40)	$ (0.48)